UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

May 31, 2010

1.834744.104

SHI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 90.1%
	Principal Amount	Value
Aerospace - 1.3%
BE Aerospace, Inc. 8.5% 7/1/18	$ 1,965,000	$ 2,033,775
Triumph Group, Inc. 8% 11/15/17	3,925,000	3,748,375
		5,782,150
Air Transportation - 3.6%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,275,000	2,260,895
6.977% 11/23/22	637,176	509,740
8.608% 10/1/12	1,120,000	1,030,400
10.375% 7/2/19	839,179	910,509
Continental Airlines, Inc. pass-thru trust certificates:
7.875% 7/2/18	919,600	777,062
8.388% 5/1/22	61,498	54,734
9.798% 4/1/21	1,283,302	1,206,304
Continental Airlines, Inc. 9.25% 5/10/17	405,000	396,900
Delta Air Lines, Inc. 9.5% 9/15/14 (a)	610,000	626,775
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	2,945,479	2,768,750
8.954% 8/10/14	433,507	416,166
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,700,308	1,479,268
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,308,332	981,249
9.75% 1/15/17	1,865,000	2,000,213
12% 1/15/16 (a)	315,000	329,175
		15,748,140
Automotive - 0.3%
Navistar International Corp. 8.25% 11/1/21	1,385,000	1,378,075
Banks and Thrifts - 3.5%
Bank of America Corp.:
8% (b)	2,460,000	2,361,600
8.125% (b)	4,915,000	4,767,550
Citigroup Capital XXI 8.3% 12/21/77 (b)	2,846,558	2,718,463
Fifth Third Capital Trust IV 6.5% 4/15/67 (b)	2,885,000	2,308,000
Zions Bancorp. 7.75% 9/23/14	2,835,000	2,853,385
		15,008,998
Broadcasting - 0.8%
Belo Corp. 8% 11/15/16	3,285,000	3,305,367
Cable TV - 4.0%
CSC Holdings, Inc.:
8.5% 4/15/14 (a)	1,025,000	1,060,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
CSC Holdings, Inc.: - continued
8.5% 6/15/15 (a)	$ 2,220,000	$ 2,297,700
8.625% 2/15/19 (a)	1,805,000	1,877,200
EchoStar Communications Corp.:
6.625% 10/1/14	1,455,000	1,429,538
7.125% 2/1/16	1,175,000	1,151,500
7.75% 5/31/15	550,000	552,750
UPC Germany GmbH 8.125% 12/1/17 (a)	3,010,000	2,949,800
Videotron Ltd. 9.125% 4/15/18	5,570,000	5,939,291
		17,258,654
Capital Goods - 1.2%
Amsted Industries, Inc. 8.125% 3/15/18 (a)	1,095,000	1,067,625
Case Corp. 7.25% 1/15/16	2,045,000	2,055,225
Case New Holland, Inc. 7.75% 9/1/13	1,885,000	1,885,000
		5,007,850
Chemicals - 1.2%
NOVA Chemicals Corp.:
3.7476% 11/15/13 (b)	2,720,000	2,516,000
6.5% 1/15/12	2,830,000	2,830,000
		5,346,000
Consumer Products - 0.2%
ACCO Brands Corp. 10.625% 3/15/15	785,000	839,950
Containers - 1.2%
Greif, Inc. 6.75% 2/1/17	5,275,000	5,116,750
Diversified Financial Services - 6.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (a)	6,460,000	6,072,400
8% 1/15/18 (a)	3,560,000	3,346,400
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(b)	460,000	289,800
International Lease Finance Corp.:
5.625% 9/20/13	600,000	526,500
5.65% 6/1/14	4,040,000	3,474,400
6.375% 3/25/13	130,000	118,300
6.625% 11/15/13	620,000	562,650
8.625% 9/15/15 (a)	5,530,000	5,018,475
8.75% 3/15/17 (a)	1,280,000	1,155,200
Penson Worldwide, Inc. 12.5% 5/15/17 (a)	465,000	477,788
Reliance Intermediate Holdings LP 9.5% 12/15/19 (a)	2,225,000	2,280,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
SLM Corp. 8% 3/25/20	$ 1,622,000	$ 1,442,766
Sprint Capital Corp. 8.75% 3/15/32	1,365,000	1,300,163
		26,065,467
Diversified Media - 1.4%
Interpublic Group of Companies, Inc. 6.25% 11/15/14	4,585,000	4,516,225
Liberty Media Corp.:
8.25% 2/1/30	1,710,000	1,581,750
8.5% 7/15/29	130,000	120,250
		6,218,225
Electric Utilities - 6.1%
AES Corp.:
7.75% 3/1/14	3,370,000	3,378,425
7.75% 10/15/15	3,020,000	2,959,600
8% 10/15/17	1,710,000	1,680,075
9.75% 4/15/16 (a)	1,305,000	1,386,563
Calpine Construction Finance Co. LP 8% 6/1/16 (a)	1,815,000	1,824,075
Intergen NV 9% 6/30/17 (a)	3,630,000	3,630,000
IPALCO Enterprises, Inc. 7.25% 4/1/16 (a)	2,175,000	2,213,063
NRG Energy, Inc.:
7.25% 2/1/14	850,000	833,000
7.375% 2/1/16	435,000	415,425
NSG Holdings II, LLC 7.75% 12/15/25 (a)	7,700,000	6,891,500
Otter Tail Corp. 9% 12/15/16	1,300,000	1,391,000
		26,602,726
Energy - 7.1%
Chesapeake Energy Corp.:
7.5% 9/15/13	495,000	507,375
7.5% 6/15/14	920,000	943,000
7.625% 7/15/13	2,560,000	2,649,600
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	2,730,000	2,620,800
7.75% 5/15/17	1,540,000	1,478,400
9.5% 5/15/16	1,455,000	1,484,100
Continental Resources, Inc. 7.375% 10/1/20 (a)	470,000	455,900
Denbury Resources, Inc. 9.75% 3/1/16	515,000	553,625
Drummond Co., Inc. 7.375% 2/15/16	1,810,000	1,728,550
Forest Oil Corp. 8.5% 2/15/14	645,000	662,738
Frontier Oil Corp. 8.5% 9/15/16	1,900,000	1,938,000
Pan American Energy LLC 7.875% 5/7/21 (a)	1,540,000	1,478,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Pioneer Natural Resources Co.:
6.65% 3/15/17	$ 4,025,000	$ 3,924,375
7.5% 1/15/20	1,255,000	1,261,275
Plains Exploration & Production Co.:
7% 3/15/17	6,465,000	5,931,638
7.625% 6/1/18	1,575,000	1,476,563
10% 3/1/16	1,540,000	1,601,600
		30,695,939
Food and Drug Retail - 2.3%
Albertsons, Inc.:
7.45% 8/1/29	3,560,000	2,990,400
7.75% 6/15/26	190,000	160,550
8% 5/1/31	2,225,000	1,935,750
SUPERVALU, Inc. 8% 5/1/16	5,110,000	4,982,250
		10,068,950
Gaming - 3.3%
Chukchansi Economic Development Authority:
4.1226% 11/15/12 (a)(b)	150,000	102,000
8% 11/15/13 (a)	720,000	518,400
Scientific Games Corp.:
7.875% 6/15/16 (a)	3,410,000	3,375,900
9.25% 6/15/19	870,000	896,100
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,245,000	1,223,213
7.25% 5/1/12	1,580,000	1,552,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	3,620,000	3,556,650
6.625% 12/1/14	2,960,000	2,908,200
		14,132,813
Healthcare - 10.0%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (a)	3,665,000	3,848,250
HCA, Inc.:
7.25% 9/15/20 (a)	2,815,000	2,758,700
8.5% 4/15/19 (a)	3,240,000	3,373,650
9.125% 11/15/14	1,500,000	1,565,625
9.25% 11/15/16	4,655,000	4,864,475
9.625% 11/15/16 pay-in-kind (b)	6,821,000	7,179,103
9.875% 2/15/17 (a)	265,000	279,575
Mylan, Inc. 7.625% 7/15/17 (a)	660,000	669,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Omega Healthcare Investors, Inc.:
7% 4/1/14	$ 5,785,000	$ 5,741,613
7% 1/15/16	4,130,000	4,068,050
7.5% 2/15/20 (a)	645,000	638,550
Senior Housing Properties Trust 6.75% 4/15/20	3,490,000	3,350,400
Valeant Pharmaceuticals International 7.625% 3/15/20 (a)	765,000	747,788
Ventas Realty LP:
6.5% 6/1/16	830,000	823,775
6.5% 6/1/16	1,680,000	1,667,400
6.625% 10/15/14	1,795,000	1,821,925
		43,398,779
Homebuilding/Real Estate - 0.8%
DuPont Fabros Technology LP 8.5% 12/15/17 (a)	945,000	963,900
Lennar Corp.:
5.6% 5/31/15	1,060,000	943,400
12.25% 6/1/17	1,440,000	1,641,600
		3,548,900
Hotels - 2.7%
Host Hotels & Resorts LP:
6.875% 11/1/14	545,000	539,550
9% 5/15/17 (a)	485,000	511,675
Host Marriott LP 7.125% 11/1/13	10,765,000	10,764,988
		11,816,213
Leisure - 3.3%
GWR Operating Partnership LLP 10.875% 4/1/17 (a)	975,000	960,375
Royal Caribbean Cruises Ltd.:
yankee:
7% 6/15/13	6,215,000	6,114,006
7.25% 6/15/16	4,685,000	4,497,600
7.5% 10/15/27	2,835,000	2,508,975
7.25% 3/15/18	500,000	478,750
		14,559,706
Metals/Mining - 1.4%
Arch Coal, Inc. 8.75% 8/1/16 (a)	745,000	767,350
CONSOL Energy, Inc.:
8% 4/1/17 (a)	2,010,000	2,040,150
8.25% 4/1/20 (a)	1,305,000	1,324,575
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Drummond Co., Inc. 9% 10/15/14 (a)	$ 315,000	$ 321,300
Massey Energy Co. 6.875% 12/15/13	1,510,000	1,449,600
		5,902,975
Paper - 2.1%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20 (a)	500,000	500,000
Domtar Corp.:
7.125% 8/15/15	1,310,000	1,382,050
10.75% 6/1/17	990,000	1,168,200
Rock-Tenn Co. 9.25% 3/15/16	2,590,000	2,732,450
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (a)	3,190,000	3,397,350
		9,180,050
Services - 0.9%
FTI Consulting, Inc.:
7.625% 6/15/13	2,370,000	2,304,825
7.75% 10/1/16	1,475,000	1,438,125
		3,742,950
Shipping - 1.8%
Navios Maritime Holdings, Inc. 8.875% 11/1/17 (a)	4,940,000	4,989,400
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	525,000	450,188
8.125% 3/30/18	1,125,000	1,102,500
Teekay Corp. 8.5% 1/15/20	1,480,000	1,498,500
		8,040,588
Steels - 1.7%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,100,000	2,980,030
7.375% 11/1/12	3,050,000	3,118,625
7.625% 3/15/20 (a)	175,000	172,813
United States Steel Corp. 7.375% 4/1/20	1,050,000	1,029,000
		7,300,468
Super Retail - 3.0%
AutoNation, Inc. 6.75% 4/15/18	905,000	880,113
Ltd. Brands, Inc.:
7% 5/1/20	510,000	503,625
8.5% 6/15/19	1,160,000	1,235,400
Netflix, Inc. 8.5% 11/15/17	3,535,000	3,641,050
QVC, Inc. 7.125% 4/15/17 (a)	575,000	562,063
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (a)	6,220,000	6,375,500
		13,197,751
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - 5.5%
Amkor Technology, Inc.:
7.375% 5/1/18 (a)	$ 1,110,000	$ 1,054,500
9.25% 6/1/16	725,000	757,625
Jabil Circuit, Inc.:
7.75% 7/15/16	1,135,000	1,160,538
8.25% 3/15/18	915,000	953,888
Lucent Technologies, Inc.:
6.45% 3/15/29	3,665,000	2,492,200
6.5% 1/15/28	10,000	6,650
Seagate HDD Cayman 6.875% 5/1/20 (a)	840,000	787,500
Seagate Technology HDD Holdings 6.8% 10/1/16	5,235,000	5,130,300
Seagate Technology International 10% 5/1/14 (a)	1,735,000	1,943,200
Xerox Capital Trust I 8% 2/1/27	9,690,000	9,674,215
		23,960,616
Telecommunications - 13.1%
Citizens Communications Co.:
7.875% 1/15/27	360,000	322,200
9% 8/15/31	6,300,000	5,937,750
Cricket Communications, Inc. 7.75% 5/15/16	3,360,000	3,393,600
Equinix, Inc. 8.125% 3/1/18	2,800,000	2,828,000
Frontier Communications Corp.:
7.875% 4/15/15 (a)	685,000	679,863
8.125% 10/1/18	3,045,000	2,968,875
8.25% 5/1/14	1,745,000	1,788,625
8.25% 4/15/17 (a)	1,005,000	994,950
8.5% 4/15/20 (a)	345,000	339,825
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (a)	270,000	274,050
Nextel Communications, Inc.:
5.95% 3/15/14	925,000	853,313
6.875% 10/31/13	5,360,000	5,132,200
7.375% 8/1/15	5,845,000	5,508,913
NII Capital Corp.:
8.875% 12/15/19	1,975,000	2,029,313
10% 8/15/16	1,915,000	2,049,050
Qwest Communications International, Inc.:
7.125% 4/1/18 (a)	1,800,000	1,755,000
7.5% 2/15/14	2,005,000	1,974,925
8% 10/1/15 (a)	1,380,000	1,383,450
Qwest Corp.:
3.507% 6/15/13 (b)	1,795,000	1,763,588
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Qwest Corp.: - continued
8.375% 5/1/16	$ 1,175,000	$ 1,280,985
Sprint Capital Corp. 6.875% 11/15/28	2,400,000	1,995,000
Sprint Nextel Corp.:
6% 12/1/16	3,380,000	3,008,200
8.375% 8/15/17	1,970,000	1,945,375
U.S. West Communications 7.5% 6/15/23	2,500,000	2,387,500
Wind Acquisition Finance SA 11.75% 7/15/17 (a)	4,140,000	4,243,500
		56,838,050
Textiles & Apparel - 0.3%
Phillips-Van Heusen Corp. 7.375% 5/15/20	1,320,000	1,323,300
TOTAL NONCONVERTIBLE BONDS (Cost $380,501,934)		391,386,400
Nonconvertible Preferred Stocks - 0.3%
Shares
Banks and Thrifts - 0.3%
Citigroup Capital XII 8.50% (Cost $1,370,000)	54,800	1,364,520
Floating Rate Loans - 3.5%
	Principal Amount
Automotive - 2.2%
Federal-Mogul Corp.:
Tranche B, term loan 2.2269% 12/27/14 (b)	$ 4,875,290	4,302,443
Tranche C, term loan 2.2775% 12/27/15 (b)	2,704,653	2,373,333
Ford Motor Co. term loan 3.2837% 12/15/13 (b)	2,947,924	2,741,570
		9,417,346
Electric Utilities - 0.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2901% 3/30/12 (b)	319,179	293,644
term loan 3.2901% 3/30/14 (b)	3,518,112	3,236,663
		3,530,307
Publishing/Printing - 0.4%
Newsday LLC term loan 10.5% 8/1/13	1,535,000	1,611,750
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 0.1%
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (b)	$ 385,000	$ 351,313
TOTAL FLOATING RATE LOANS (Cost $13,989,097)		14,910,716
Cash Equivalents - 2.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $9,879,000)	$ 9,879,217	9,879,000
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $405,740,031)		417,540,636
NET OTHER ASSETS - 3.8%		16,708,410
NET ASSETS - 100%		$ 434,249,046
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $99,384,341 or 22.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,879,000 due 6/01/10 at 0.20%
BNP Paribas Securities Corp.	$ 4,393,401
Bank of America, NA	1,750,893
Barclays Capital, Inc.	2,859,259
Deutsche Bank Securities, Inc.	291,816
Mizuho Securities USA, Inc.	583,631
$ 9,879,000
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 1,364,520	$ 1,364,520	$ -	$ -
Corporate Bonds	391,386,400	-	391,386,400	-
Floating Rate Loans	14,910,716	-	14,910,716	-
Cash Equivalents	9,879,000	-	9,879,000	-
Total Investments in Securities:	$ 417,540,636	$ 1,364,520	$ 416,176,116	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $402,762,677. Net unrealized appreciation aggregated $14,777,959, of which $21,540,705 related to appreciated investment securities and $6,762,746 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 2

May 31, 2010

1.861967.102

HICII-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.4%
	Principal Amount	Value
Convertible Bonds - 0.9%
Building Materials - 0.0%
General Cable Corp. 0.875% 11/15/13	$ 340,000	$ 305,150
Capital Goods - 0.3%
AGCO Corp. 1.75% 12/31/33	700,000	924,280
General Cable Corp. 4.5% 11/15/29 (d)	388,000	409,224
		1,333,504
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	1,000,000	892,300
Food and Drug Retail - 0.3%
Rite Aid Corp. 8.5% 5/15/15	1,645,000	1,507,231
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	770,000	771,925
TOTAL CONVERTIBLE BONDS		4,810,110
Nonconvertible Bonds - 78.5%
Aerospace - 0.5%
Sequa Corp.:
11.75% 12/1/15 (e)	2,435,000	2,313,250
13.5% 12/1/15 pay-in-kind (e)	225,506	220,996
		2,534,246
Air Transportation - 0.3%
Continental Airlines, Inc. 9.25% 5/10/17	470,000	460,600
Delta Air Lines, Inc.:
8.3% 12/15/29 (a)	5,950,000	59,500
9.5% 9/15/14 (e)	280,000	287,700
Delta Air Lines, Inc. pass-thru trust certificates:
7.779% 1/2/12	47,594	47,356
10.06% 1/2/16 (a)	31,995	15,997
Northwest Airlines, Inc. pass-thru trust certificates 7.691% 4/1/17	375,480	349,196
United Air Lines, Inc. 9.875% 8/1/13 (e)	415,000	423,300
		1,643,649
Automotive - 2.3%
ArvinMeritor, Inc. 10.625% 3/15/18	330,000	339,900
Commercial Vehicle Group, Inc. 8% 7/1/13	115,000	94,300
Ford Motor Credit Co. LLC:
7.5% 8/1/12	985,000	994,850
8% 12/15/16	1,050,000	1,052,039
General Motors Corp. 8.25% 7/15/23 (b)	500,000	156,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Lear Corp.:
7.875% 3/15/18	$ 215,000	$ 211,238
8.125% 3/15/20	240,000	235,200
Navistar International Corp. 8.25% 11/1/21	1,865,000	1,855,675
Tenneco, Inc.:
8.125% 11/15/15	1,820,000	1,815,450
8.625% 11/15/14	1,290,000	1,273,875
10.25% 7/15/13	355,000	363,875
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	1,830,000	1,953,525
TRW Automotive, Inc.:
7% 3/15/14 (e)	1,135,000	1,115,138
8.875% 12/1/17 (e)	260,000	268,450
		11,729,765
Banks and Thrifts - 4.1%
Bank of America Corp. 8.125% (f)	1,440,000	1,396,800
CIT Group, Inc.:
7% 5/1/13	454,810	440,029
7% 5/1/14	569,716	532,684
7% 5/1/15	1,609,716	1,497,036
7% 5/1/16	3,519,529	3,237,967
7% 5/1/17	1,984,341	1,795,829
Citigroup Capital XXI 8.3% 12/21/77 (f)	670,000	639,850
GMAC LLC:
6.625% 5/15/12	2,675,000	2,634,875
6.625% 5/15/12	790,000	778,150
6.75% 12/1/14	1,878,000	1,788,795
6.875% 9/15/11	949,000	946,628
7.5% 12/31/13	835,000	816,213
8% 11/1/31	600,000	546,000
Wells Fargo & Co. 7.98% (f)	980,000	989,800
Wells Fargo Capital XIII 7.7% (f)	510,000	502,350
Zions Bancorp. 7.75% 9/23/14	2,510,000	2,526,277
		21,069,283
Broadcasting - 1.3%
Clear Channel Communications, Inc. 10.75% 8/1/16	3,325,000	2,385,688
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (e)	110,000	111,375
Series B 9.25% 12/15/17 (e)	1,175,000	1,195,563
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (e)(f)	$ 1,581,083	$ 1,406,198
7% 1/15/14	521,000	464,341
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (e)	805,000	792,925
		6,356,090
Building Materials - 1.5%
General Cable Corp.:
2.6659% 4/1/15 (f)	1,240,000	1,117,550
7.125% 4/1/17	1,805,000	1,773,413
Goodman Global Group, Inc. 0% 12/15/14 (e)	1,395,000	830,025
Masco Corp. 7.125% 3/15/20	640,000	620,800
Nortek, Inc. 11% 12/1/13	3,243,777	3,373,528
		7,715,316
Cable TV - 2.6%
Cablevision Systems Corp. 8.625% 9/15/17 (e)	1,780,000	1,788,900
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (e)	455,000	450,450
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)	1,310,000	1,247,775
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	1,897,951	2,173,154
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)(f)	2,530,000	2,615,261
10.875% 9/15/14 (d)(e)	1,140,000	1,242,600
CSC Holdings, Inc.:
8.5% 4/15/14 (e)	750,000	776,250
8.625% 2/15/19 (e)	785,000	816,400
EchoStar Communications Corp. 7.125% 2/1/16	2,335,000	2,288,300
		13,399,090
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	965,000	940,875
Coleman Cable, Inc. 9% 2/15/18 (e)	1,640,000	1,574,400
Esco Corp.:
4.132% 12/15/13 (e)(f)	1,090,000	991,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Esco Corp.: - continued
8.625% 12/15/13 (e)	$ 550,000	$ 555,500
SPX Corp. 7.625% 12/15/14	1,630,000	1,662,600
		5,725,275
Chemicals - 2.0%
CF Industries Holdings, Inc. 6.875% 5/1/18	1,000,000	1,000,000
Georgia Gulf Corp. 9% 1/15/17 (e)	940,000	958,800
LBI Escrow Corp. 8% 11/1/17 (e)	1,110,000	1,121,100
Momentive Performance Materials, Inc. 9.75% 12/1/14	3,145,000	3,027,063
NOVA Chemicals Corp.:
6.5% 1/15/12	480,000	480,000
8.375% 11/1/16	1,080,000	1,074,600
8.625% 11/1/19	1,365,000	1,361,588
PolyOne Corp. 8.875% 5/1/12	935,000	977,075
		10,000,226
Containers - 1.0%
Berry Plastics Corp. 5.0528% 2/15/15 (f)	4,780,000	4,541,000
Berry Plastics Holding Corp. 8.875% 9/15/14	745,000	711,475
		5,252,475
Diversified Financial Services - 3.7%
Capital One Capital V 10.25% 8/15/39	1,320,000	1,419,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18 (e)	3,395,000	3,191,300
Ineos Finance PLC 9% 5/15/15 (e)	410,000	404,875
International Lease Finance Corp.:
5.3% 5/1/12	425,000	393,125
5.625% 9/20/13	910,000	798,525
5.875% 5/1/13	705,000	623,925
6.375% 3/25/13	155,000	141,050
6.625% 11/15/13	1,210,000	1,098,075
8.625% 9/15/15 (e)	5,905,000	5,358,788
8.75% 3/15/17 (e)	3,840,000	3,465,600
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	550,000	565,125
Sprint Capital Corp. 8.75% 3/15/32	1,315,000	1,252,538
		18,711,926
Diversified Media - 0.9%
Interpublic Group of Companies, Inc. 10% 7/15/17	510,000	553,350
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	660,000	607,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
10% 8/1/14	$ 1,060,000	$ 1,067,950
11.5% 5/1/16	1,775,000	1,881,500
11.625% 2/1/14	535,000	569,775
		4,679,775
Electric Utilities - 3.8%
AES Corp.:
8% 10/15/17	2,440,000	2,397,300
9.75% 4/15/16 (e)	660,000	701,250
CMS Energy Corp. 8.75% 6/15/19	590,000	660,063
Edison Mission Energy 7.2% 5/15/19	2,255,000	1,465,750
Energy Future Holdings Corp.:
10% 1/15/20 (e)	515,000	516,288
10.875% 11/1/17	1,065,000	772,125
12% 11/1/17 pay-in-kind (f)	520,900	328,514
Intergen NV 9% 6/30/17 (e)	865,000	865,000
Mirant Americas Generation LLC:
8.5% 10/1/21	2,155,000	1,971,825
9.125% 5/1/31	2,889,000	2,614,545
NRG Energy, Inc.:
7.25% 2/1/14	505,000	494,900
7.375% 2/1/16	835,000	797,425
NSG Holdings II, LLC 7.75% 12/15/25 (e)	975,000	872,625
RRI Energy, Inc. 7.875% 6/15/17	2,760,000	2,553,000
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Series A, 10.25% 11/1/15	3,460,000	2,335,500
		19,346,110
Energy - 5.9%
ATP Oil & Gas Corp. 11.875% 5/1/15 (e)	3,570,000	2,838,150
Chesapeake Energy Corp.:
6.5% 8/15/17	3,425,000	3,305,125
6.625% 1/15/16	480,000	481,200
7.625% 7/15/13	825,000	853,875
9.5% 2/15/15	1,155,000	1,250,288
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (e)	1,128,000	1,082,880
11.75% 7/15/14 (e)	470,000	500,550
Continental Resources, Inc. 7.375% 10/1/20 (e)	550,000	533,500
Denbury Resources, Inc. 8.25% 2/15/20	743,000	769,005
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Drummond Co., Inc. 7.375% 2/15/16	$ 515,000	$ 491,825
El Paso Corp. 8.25% 2/15/16	475,000	484,500
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	1,140,000	1,102,950
Forest Oil Corp. 7.25% 6/15/19	2,440,000	2,293,600
Global Geophysical Services, Inc. 10.5% 5/1/17 (e)	1,160,000	1,090,400
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	875,000	831,250
Hercules Offshore, Inc. 10.5% 10/15/17 (e)	950,000	883,500
LINN Energy LLC 8.625% 4/15/20 (e)	1,490,000	1,475,100
OPTI Canada, Inc.:
7.875% 12/15/14	490,000	416,500
8.25% 12/15/14	3,980,000	3,422,800
Parker Drilling Co. 9.125% 4/1/18 (e)	445,000	418,300
Petrohawk Energy Corp. 9.125% 7/15/13	545,000	558,625
Pioneer Drilling Co. 9.875% 3/15/18 (e)	535,000	513,600
Plains Exploration & Production Co.:
7% 3/15/17	2,285,000	2,096,488
7.625% 4/1/20	960,000	888,000
10% 3/1/16	1,395,000	1,450,800
Thermon Industries, Inc. 9.5% 5/1/17 (e)	245,000	246,225
		30,279,036
Entertainment/Film - 0.3%
MCE Finance Ltd. 10.25% 5/15/18 (e)	1,305,000	1,305,000
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	470,000	481,750
Food and Drug Retail - 1.6%
Rite Aid Corp.:
7.5% 3/1/17	750,000	667,500
9.375% 12/15/15	1,035,000	851,288
9.5% 6/15/17	3,855,000	3,103,275
10.25% 10/15/19	335,000	338,350
10.375% 7/15/16	1,140,000	1,145,700
SUPERVALU, Inc.:
7.5% 11/15/14	670,000	676,700
8% 5/1/16	635,000	619,125
Tops Markets LLC 10.125% 10/15/15 (e)	815,000	827,225
		8,229,163
Food/Beverage/Tobacco - 0.6%
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	835,000	803,688
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Constellation Brands, Inc. 8.375% 12/15/14	$ 1,455,000	$ 1,513,200
Dean Foods Co. 7% 6/1/16	827,413	760,186
		3,077,074
Gaming - 1.3%
MGM Mirage, Inc.:
5.875% 2/27/14	1,000,000	810,000
6.75% 4/1/13	720,000	633,600
7.625% 1/15/17	1,280,000	1,017,600
13% 11/15/13	345,000	393,300
NCL Corp. Ltd. 11.75% 11/15/16 (e)	3,640,000	3,913,000
		6,767,500
Healthcare - 6.5%
American Renal Holdings, Inc. 8.375% 5/15/18 (e)	130,000	126,100
Apria Healthcare Group, Inc. 12.375% 11/1/14 (e)	1,070,000	1,139,550
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (f)	3,400,000	3,595,500
Carriage Services, Inc. 7.875% 1/15/15	700,000	679,000
Community Health Systems, Inc. 8.875% 7/15/15	2,000,000	2,040,000
HCA, Inc.:
7.25% 9/15/20 (e)	320,000	313,600
7.875% 2/15/20 (e)	2,290,000	2,335,800
8.5% 4/15/19 (e)	1,420,000	1,478,575
9.125% 11/15/14	770,000	803,688
9.25% 11/15/16	2,625,000	2,743,125
9.625% 11/15/16 pay-in-kind (f)	2,607,000	2,743,868
Inverness Medical Innovations, Inc.:
7.875% 2/1/16	1,320,000	1,267,200
7.875% 2/1/16 (e)	890,000	845,500
9% 5/15/16	735,000	723,975
Omega Healthcare Investors, Inc.:
7% 1/15/16	170,000	167,450
7.5% 2/15/20 (e)	1,430,000	1,415,700
Psychiatric Solutions, Inc. 7.75% 7/15/15	370,000	371,850
Senior Housing Properties Trust 6.75% 4/15/20	190,000	182,400
Tenet Healthcare Corp.:
8.875% 7/1/19 (e)	1,335,000	1,401,750
9.25% 2/1/15	775,000	794,375
Ventas Realty LP:
6.5% 6/1/16	2,550,000	2,530,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP: - continued
6.5% 6/1/16	$ 205,000	$ 203,463
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (f)	5,286,531	5,286,531
		33,189,875
Homebuilding/Real Estate - 0.9%
CB Richard Ellis Services, Inc. 11.625% 6/15/17	1,620,000	1,806,300
Realogy Corp. 10.5% 4/15/14	2,360,000	2,017,800
Standard Pacific Corp. 8.375% 5/15/18	645,000	615,975
		4,440,075
Hotels - 0.6%
Host Hotels & Resorts LP:
6.875% 11/1/14	1,650,000	1,633,500
9% 5/15/17 (e)	135,000	142,425
Host Marriott LP 7.125% 11/1/13	1,170,000	1,170,000
		2,945,925
Insurance - 0.1%
American International Group, Inc. 5.45% 5/18/17	655,000	546,925
Leisure - 0.6%
GWR Operating Partnership LLP 10.875% 4/1/17 (e)	850,000	837,250
Royal Caribbean Cruises Ltd.:
yankee 7.25% 6/15/16	205,000	196,800
6.875% 12/1/13	200,000	200,000
11.875% 7/15/15	1,590,000	1,828,500
		3,062,550
Metals/Mining - 3.1%
Arch Coal, Inc. 8.75% 8/1/16 (e)	665,000	684,950
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 8.25% 12/15/17 (e)	785,000	777,150
CONSOL Energy, Inc.:
8% 4/1/17 (e)	2,320,000	2,354,800
8.25% 4/1/20 (e)	1,580,000	1,603,700
Drummond Co., Inc. 9% 10/15/14 (e)	360,000	367,200
FMG Finance Property Ltd.:
10% 9/1/13 (e)	2,150,000	2,246,750
10.625% 9/1/16 (e)	1,775,000	1,952,500
Massey Energy Co. 6.875% 12/15/13	2,000,000	1,920,000
Novelis, Inc. 7.25% 2/15/15 (d)	910,000	850,850
Peabody Energy Corp. 7.375% 11/1/16	580,000	603,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	$ 345,000	$ 338,963
Teck Resources Ltd.:
10.25% 5/15/16	1,280,000	1,504,000
10.75% 5/15/19	520,000	626,600
		15,830,663
Paper - 1.5%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (e)	550,000	580,910
Cascades, Inc. 7.75% 12/15/17 (e)	790,000	770,250
Domtar Corp.:
7.125% 8/15/15	256,000	270,080
9.5% 8/1/16	550,000	610,500
10.75% 6/1/17	570,000	672,600
NewPage Corp. 11.375% 12/31/14	1,406,000	1,304,065
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	2,797,000	2,608,203
11.5% 7/1/14 (e)	765,000	814,725
		7,631,333
Publishing/Printing - 2.7%
Cadmus Communications Corp. 8.375% 6/15/14	445,000	406,063
Cenveo Corp.:
7.875% 12/1/13	1,725,000	1,673,250
10.5% 8/15/16 (e)	2,430,000	2,433,038
The Reader's Digest Association, Inc. 9.5% 2/15/17 (e)(f)	1,890,000	1,880,550
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	6,670,000	6,069,700
Valassis Communications, Inc. 8.25% 3/1/15	1,290,000	1,335,150
		13,797,751
Restaurants - 0.2%
Carrols Corp. 9% 1/15/13	920,000	908,500
Landry's Restaurants, Inc. 11.625% 12/1/15	235,000	248,513
		1,157,013
Services - 4.7%
ARAMARK Corp. 3.8466% 2/1/15 (f)	2,470,000	2,321,800
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.9359% 5/15/14 (f)	950,000	836,000
7.625% 5/15/14	800,000	760,000
7.75% 5/15/16	1,540,000	1,443,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.: - continued
9.625% 3/15/18 (e)	$ 1,920,000	$ 1,920,000
Corrections Corp. of America 6.25% 3/15/13	690,000	690,863
Hertz Corp. 8.875% 1/1/14	1,875,000	1,884,375
McJunkin Red Man Corp. 9.5% 12/15/16 (e)	3,740,000	3,609,100
Penhall International Corp. 12% 8/1/14 (e)	190,000	127,300
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(f)	4,615,000	4,661,150
The Geo Group, Inc. 7.75% 10/15/17 (e)	240,000	235,800
United Rentals North America, Inc.:
7% 2/15/14	235,000	215,025
7.75% 11/15/13	1,440,000	1,364,400
9.25% 12/15/19	1,380,000	1,380,000
10.875% 6/15/16	2,165,000	2,284,075
		23,733,638
Shipping - 1.5%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	1,780,000	1,673,200
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (e)	1,725,000	1,742,250
9.5% 12/15/14	635,000	617,538
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	2,229,150
Teekay Corp. 8.5% 1/15/20	710,000	718,875
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	690,000	665,850
		7,646,863
Specialty Retailing - 0.1%
Michaels Stores, Inc. 10% 11/1/14	665,000	683,288
Steels - 1.1%
AK Steel Corp. 7.625% 5/15/20	1,295,000	1,269,100
Edgen Murray Corp. 12.25% 1/15/15 (e)	3,205,000	2,884,500
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	1,520,000	1,558,000
		5,711,600
Super Retail - 3.1%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	3,411,000	3,172,230
8% 3/15/14	1,435,000	1,413,475
Ltd. Brands, Inc. 7% 5/1/20	605,000	597,438
Macy's Retail Holdings, Inc. 8.875% 7/15/15	1,125,000	1,240,313
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (f)	3,919,697	3,802,106
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Sonic Automotive, Inc. 8.625% 8/15/13	$ 641,000	$ 644,205
The May Department Stores Co. 5.75% 7/15/14	470,000	474,700
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (e)	3,980,000	4,358,100
		15,702,567
Technology - 6.1%
Amkor Technology, Inc. 7.375% 5/1/18 (e)	540,000	513,000
Avaya, Inc.:
9.75% 11/1/15	1,635,000	1,553,250
10.125% 11/1/15 pay-in-kind (f)	6,564,538	6,170,666
Ceridian Corp. 11.25% 11/15/15	555,000	527,250
First Data Corp.:
9.875% 9/24/15	5,180,000	4,221,700
9.875% 9/24/15	960,000	772,800
10.55% 9/24/15 pay-in-kind (f)	4,147,891	3,142,897
Freescale Semiconductor, Inc.:
8.875% 12/15/14	2,145,000	1,922,564
9.25% 4/15/18 (e)	1,250,000	1,243,750
10.125% 12/15/16	330,000	267,300
10.125% 3/15/18 (e)	1,900,000	1,971,250
Lucent Technologies, Inc. 6.45% 3/15/29	1,160,000	788,800
NXP BV:
7.875% 10/15/14	270,000	247,725
10% 7/15/13 (e)	581,000	617,313
Serena Software, Inc. 10.375% 3/15/16	355,000	337,694
SunGard Data Systems, Inc.:
9.125% 8/15/13	3,125,000	3,187,500
10.625% 5/15/15	230,000	241,500
Telcordia Technologies, Inc. 11% 5/1/18 (e)	805,000	772,800
Viasystems, Inc. 12% 1/15/15 (e)	685,000	743,225
Xerox Capital Trust I 8% 2/1/27	1,610,000	1,607,377
		30,850,361
Telecommunications - 10.6%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	2,065,000	1,992,725
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	3,460,000	3,373,500
Clearwire Escrow Corp. 12% 12/1/15 (e)	930,000	906,750
Cricket Communications, Inc.:
9.375% 11/1/14	1,095,000	1,103,213
10% 7/15/15	1,975,000	2,014,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.:
8.875% 1/15/15 (e)	$ 665,000	$ 640,894
9.125% 1/15/15 pay-in-kind (e)(f)	1,909,000	1,849,344
Frontier Communications Corp.:
7.875% 4/15/15 (e)	640,000	635,200
8.25% 5/1/14	1,010,000	1,035,250
8.25% 4/15/17 (e)	1,180,000	1,168,200
8.5% 4/15/20 (e)	3,080,000	3,033,800
8.75% 4/15/22 (e)	1,310,000	1,287,075
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)	5,312,500	5,042,817
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	4,315,000	4,487,600
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	2,425,000	2,461,375
MetroPCS Wireless, Inc. 9.25% 11/1/14	910,000	937,300
Nextel Communications, Inc.:
5.95% 3/15/14	655,000	604,238
6.875% 10/31/13	380,000	363,850
7.375% 8/1/15	6,335,000	5,970,738
Qwest Communications International, Inc.:
7.125% 4/1/18 (e)	1,295,000	1,262,625
8% 10/1/15 (e)	1,570,000	1,573,925
Sprint Capital Corp.:
6.9% 5/1/19	5,820,000	5,259,825
7.625% 1/30/11	555,000	564,713
Wind Acquisition Finance SA:
11.75% 7/15/17 (e)	2,100,000	2,152,500
12% 12/1/15 (e)	1,025,000	1,045,500
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(f)	1,765,000	1,595,303
Windstream Corp.:
7% 3/15/19	745,000	677,950
8.625% 8/1/16	1,159,000	1,147,410
		54,188,120
Textiles & Apparel - 0.1%
Phillips-Van Heusen Corp. 7.375% 5/15/20	645,000	646,613
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Trucking & Freight - 0.1%
Swift Transportation Co., Inc. 12.5% 5/15/17 (e)	$ 575,000	$ 552,000
TOTAL NONCONVERTIBLE BONDS		400,619,909
TOTAL CORPORATE BONDS (Cost $383,533,435)		405,430,019
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(f) (Cost $133,795)	174,919	59,472
Common Stocks - 0.9%
	Shares
Banks and Thrifts - 0.2%
CIT Group, Inc. (a)	22,691	834,802
Building Materials - 0.4%
Nortek, Inc. (a)	42,461	1,953,206
Cable TV - 0.0%
Charter Communications, Inc. Class A (a)	6,551	235,836
Chemicals - 0.2%
Georgia Gulf Corp. (a)	62,500	1,087,500
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(h)	40,013	280,091
HMH Holdings, Inc. warrants 3/9/17 (a)	57,163	57,163
RDA Holding Co. warrants 2/19/14 (a)(h)	6,468	49
		337,303
TOTAL COMMON STOCKS (Cost $8,056,472)		4,448,647
Convertible Preferred Stocks - 1.2%

Banks and Thrifts - 1.2%
Bank of America Corp. Series L, 7.25%	2,966	2,743,580
Huntington Bancshares, Inc. 8.50%	3,410	3,341,800
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,518,731)		6,085,380
Floating Rate Loans - 12.7%
	Principal Amount	Value
Aerospace - 0.4%
Sequa Corp. term loan 3.5466% 12/3/14 (f)	$ 2,450,810	$ 2,211,856
Air Transportation - 0.6%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5478% 4/30/14 (f)	1,748,235	1,555,929
US Airways Group, Inc. term loan 2.8128% 3/23/14 (f)	2,235,000	1,748,888
		3,304,817
Automotive - 1.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.2269% 12/27/14 (f)	2,013,391	1,776,817
Tranche C, term loan 2.2775% 12/27/15 (f)	1,027,240	901,403
Ford Motor Co. term loan 3.2837% 12/15/13 (f)	2,644,882	2,459,740
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.24% 4/30/14 (f)	280,000	259,000
		5,396,960
Broadcasting - 0.8%
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (f)	4,075,000	3,494,312
VNU, Inc. term loan 2.2971% 8/9/13 (f)	690,452	645,573
		4,139,885
Cable TV - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3% 3/6/14 (f)	4,622,296	4,287,180
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (f)	1,040,000	977,600
Diversified Financial Services - 0.3%
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (f)	897,000	876,818
Tranche 2LN, term loan 7% 3/17/16 (f)	658,000	643,195
		1,520,013
Electric Utilities - 2.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2901% 3/30/12 (f)	34,657	31,884
term loan 3.2901% 3/30/14 (f)	1,448,726	1,332,828
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (f)	751,738	706,634
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.797% 10/10/14 (f)	5,705,653	4,364,824
Tranche B2, term loan 3.9692% 10/10/14 (f)	5,495,784	4,231,754
		10,667,924
Floating Rate Loans - continued
	Principal Amount	Value
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.3541% 11/14/14 (f)	$ 555,969	$ 472,574
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.0829% 6/4/14 (f)	1,297,963	1,142,208
Healthcare - 1.0%
Community Health Systems, Inc.:
Tranche B, term loan 2.7875% 7/25/14 (f)	1,170,129	1,094,070
Tranche DD, term loan 2.7878% 7/25/14 (f)	59,936	56,040
HCA, Inc.:
Tranche B, term loan 2.5401% 11/17/13 (f)	768,935	728,566
Tranche B2, term loan 3.5401% 3/31/17 (f)	1,844,058	1,784,126
VWR Funding, Inc. term loan 2.8541% 6/29/14 (f)	1,392,672	1,288,221
		4,951,023
Homebuilding/Real Estate - 0.2%
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	795,000	826,800
Publishing/Printing - 1.1%
Thomson Learning Tranche B, term loan 2.79% 7/5/14 (f)	6,215,944	5,392,331
Restaurants - 0.8%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.548% 6/14/13 (f)	405,190	346,437
term loan 2.625% 6/14/14 (f)	4,681,688	4,002,843
		4,349,280
Services - 0.2%
ServiceMaster Co.:
term loan 2.8069% 7/24/14 (f)	1,033,455	948,195
Tranche DD, term loan 2.86% 7/24/14 (f)	102,917	94,426
		1,042,621
Specialty Retailing - 0.2%
Michaels Stores, Inc. Tranche B1, term loan 2.6932% 10/31/13 (f)	1,312,234	1,208,896
Super Retail - 0.2%
Neiman Marcus Group, Inc. term loan 2.2542% 4/6/13 (f)	959,030	872,717
Technology - 2.1%
Avaya, Inc. term loan 3.2597% 10/24/14 (f)	8,151,876	7,030,976
First Data Corp. Tranche B1, term loan 3.0872% 9/24/14 (f)	883,587	744,422
Floating Rate Loans - continued
	Principal Amount	Value
Technology - continued
Freescale Semiconductor, Inc. term loan 4.5277% 12/1/16 (f)	$ 1,881,820	$ 1,656,001
SunGard Data Systems, Inc. term loan 2.0471% 2/28/14 (f)	1,239,772	1,171,584
		10,602,983
Telecommunications - 0.3%
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (f)	1,570,000	1,432,625
TOTAL FLOATING RATE LOANS (Cost $60,930,995)		64,800,293
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.23% (g) (Cost $23,728,601)	23,728,601	23,728,601
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $481,902,029)		504,552,412
NET OTHER ASSETS (LIABILITIES) - 1.2%		6,024,724
NET ASSETS - 100%		$ 510,577,136
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $139,017,399 or 27.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $280,140 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
HMH Holdings, Inc.	6/24/08 - 3/9/10	$ 2,462,284
RDA Holding Co. warrants 2/19/14	2/27/07 - 3/7/07	$ 2,004,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,623
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 573,139	$ 235,836	$ 280,140	$ 57,163
Financials	6,920,182	3,578,382	3,341,800	-
Industrials	1,953,206	-	1,953,206	-
Materials	1,087,500	1,087,500	-	-
Corporate Bonds	405,430,019	-	405,414,022	15,997
Commercial Mortgage Securities	59,472	-	-	59,472
Floating Rate Loans	64,800,293	-	64,800,293	-
Money Market Funds	23,728,601	23,728,601	-	-
Total Investments in Securities:	$ 504,552,412	$ 28,630,319	$ 475,789,461	$ 132,632
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 143,854
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	37,158
Cost of Purchases	16,577
Proceeds of Sales	(4,687)
Amortization/Accretion	(770)
Transfers in to Level 3	-
Transfers out of Level 3	(59,500)
Ending Balance	$ 132,632
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 37,158

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $476,161,390. Net unrealized appreciation aggregated $28,391,022, of which $42,588,411 related to appreciated investment securities and $14,197,389 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010